Taxes (Tables)	6 Months Ended
Sep. 30, 2024
Taxes [Abstract]
Schedule of Reconciles Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	Six months ended September 30
	2023	2024	2024
	S$	S$	US$
Income before income tax	2,651,056	1,454,184	1,133,336
Singapore statutory income tax rate	17%	17%	17%
Income tax expense computed at statutory rate	450,679	247,211	192,667

Reconciling items:
Income not subject to tax in Singapore	(4,350)	(163)	(127)
Non-deductible expenses	73,973	48,876	38,092
Tax exemption and rebates	(9,520)	(48,732)	(37,980)
Underprovision of tax in prior financial year	—	89,985	70,131
Others	42,907	—	—
Income tax expense	553,689	337,177	262,783